united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

PlanRock Alternative Growth ETF

(PRAE) NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about PlanRock Alternative Growth ETF for the period of December 18, 2023 to September 30, 2024. You can find additional information about the Fund at www.planrockfunds.com. You can also request this information by contacting us at 1-800-677-6025. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PlanRock Alternative Growth ETF	$105	1.25%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund is offered as a potential stock replacement or complement to traditional stock portfolios. The Fund’s strategy is designed to have low correlation to US and Foreign stocks with similar or lower volatility.

Fund Performance

The Fund was up 13.40% NAV (13.63% closing market price) since its inception on December 18, 2023. The MSCI ACWI Index was up 20.33% over the same period. The Fund follows the momentum of many different growth markets globally and could move from long to short positions). Since the fund’s strategy is centered around diversification away from the broader stock market, the Fund had allocations throughout the year in asset classes such as gold, options strategies, commodities, currencies, volatility futures to name a few. The Fund, of course, held stock positions in various sectors, and equity factors such as large cap stock, small cap stocks, value stocks and growth stocks within the broader market.

The Fund's lowest performers during the reporting period were the diversifiers, in others words the alternative derivative investments. These alternative investments are there to help the Fund lower downside volatility while attempting to achieve favorable long-term performance compared to the global equity markets. Within the alternative portion of the portfolio, the managed futures and long/short volatility strategies were the highest performers. These strategies tend to be more active and dynamic. The long only volatility and options strategies where the under performers, yet they are also the strategies that could help lower downside risks during a sudden stock market decline.

Since the Fund is expected to have lower correlation to the cap weighted stock markets, the performance was as expected.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	PlanRock Alternative Growth ETF - NAV	MSCI ACWI Net
12/18/23	$10,000	$10,000
12/31/23	$10,083	$10,141
01/31/24	$10,147	$10,200
02/29/24	$10,653	$10,638
03/31/24	$11,040	$10,972
04/30/24	$10,537	$10,610
05/31/24	$10,840	$11,041
06/30/24	$10,990	$11,287
07/31/24	$11,033	$11,469
08/31/24	$10,903	$11,760
09/30/24	$11,340	$12,033

Average Annual Total Returns

Since Inception (December 18, 2023)
PlanRock Alternative Growth ETF - NAV	13.40%
MSCI ACWI Net	20.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,504,758
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	170%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

The pie chart above does not include derivatives in which the Fund invests.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	27.4%
Future Option	-1.0%
Commodity	5.1%
Fixed Income	10.6%
Equity	57.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 1000 Value ETF	14.0%
iShares 20+ Year Treasury Bond ETF	10.6%
Invesco FTSE RAFI US 1000 ETF	9.3%
SPDR Portfolio S&P 500 ETF	8.3%
Consumer Staples Select Sector SPDR Fund	5.6%
ProShares Ultra Gold	5.1%
Health Care Select Sector SPDR Fund	4.8%
Utilities Select Sector SPDR Fund	4.1%
iShares MSCI EAFE Value ETF	4.1%
Financial Select Sector SPDR Fund	4.0%

Material Fund Changes

As of September 6, 2024, a Creation Unit in the Fund is 10,000 shares (lowered from 25,000 shares).

As of September 23, 2024, the Fund distributes its net realized capital gains, if any, to shareholders annually.

PlanRock Alternative Growth ETF

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.planrockfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-PRAE

PlanRock Market Neutral Income ETF

(PRMN) NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about PlanRock Market Neutral Income ETF for the period of December 18, 2023 to September 30, 2024. You can find additional information about the Fund at www.planrockfunds.com. You can also request this information by contacting us at 1-800-677-6025. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PlanRock Market Neutral Income ETF	$74	0.95%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund is offered as a potential bond replacement or complement to traditional bond portfolios. The Fund’s strategy is designed to have low to negative correlation to bonds with similar volatility.

Fund Performance

The Fund had a slight decline of -0.58% NAV (-0.52% closing market price) since its inception on December 18, 2023. The Bloomberg Aggregate Bond Index was up 5.34% over the same period.

The Fund allocates to multiple alternative strategies that provide income and negative correlation to each other. The Fund has allocated assets to a long/short high dividend vs cap weighting strategy, options strategy, long/short volatility, managed futures and a carry strategy. The Fund's highest contributors to the portfolio over the reporting period were the long market volatility strategy, options strategy and the long volatility strategy. The lowest performers were the managed futures and long/short high dividend vs cap weighting strategies. Since this strategy is a stand-alone alternative fund, the Fund does not expect to track any index and any given time. The Fund established a 5% distribution yield on July 27, 2024, based on the income producing strategies in the portfolio.

Since the Fund is expected to have a low to negative correlation to the bond markets, the performance was as expected.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	PlanRock Market Neutral Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index
12/18/23	$10,000	$10,000
12/31/23	$9,930	$10,085
01/31/24	$10,017	$10,057
02/29/24	$9,813	$9,915
03/31/24	$9,900	$10,007
04/30/24	$9,978	$9,754
05/31/24	$9,991	$9,919
06/30/24	$9,835	$10,013
07/31/24	$9,935	$10,247
08/31/24	$9,816	$10,394
09/30/24	$9,942	$10,534

Average Annual Total Returns

Since Inception (December 18, 2023)
PlanRock Market Neutral Income ETF - NAV	-0.58%
Bloomberg U.S. Aggregate Bond Index	5.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,662,600
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$0
Portfolio Turnover	49%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

The pie chart above does not include derivatives in which the Fund invests.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	28.2%
Future Option	-0.9%
Alternative	11.2%
Equity	61.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Return Stacked U.S. Stocks & Futures Yield ETF	11.9%
iMGP DBi Managed Futures Strategy ETF	11.2%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	6.4%
Schwab US Dividend Equity ETF	6.3%
Vanguard High Dividend Yield ETF	6.3%
Vanguard International High Dividend Yield ETF	6.3%
iShares Emerging Markets Dividend ETF	6.2%
WisdomTree US SmallCap Dividend Fund	6.1%
Pacer US Small Cap Cash Cows 100 ETF	6.1%
WisdomTree Emerging Markets High Dividend Fund	6.0%

Material Fund Changes

As of September 6, 2024, a Creation Unit in the Fund is 10,000 shares (lowered from 25,000 shares).

As of September 23, 2024, the Fund distributes its net realized capital gains, if any, to shareholders annually.

PlanRock Market Neutral Income ETF

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.planrockfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-PRMN

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended September 30, 2024.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended September 30, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark H. Taylor, Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

PlanRock Alternative Growth ETF
PRAE

PlanRock Market Neutral Income ETF
PRMN

Annual Financial Statements
September 30, 2024

1-800-677-6025
www.PlanRockFunds.com

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.6%
	COMMODITY - 5.1%
4,512	ProShares Ultra Gold(a)	$432,656

	EQUITY - 57.9%
5,696	Consumer Staples Select Sector SPDR Fund	472,768
7,472	Financial Select Sector SPDR Fund	338,631
2,669	Health Care Select Sector SPDR Fund	411,079
19,436	Invesco FTSE RAFI US 1000 ETF	789,685
6,009	iShares MSCI EAFE Value ETF	345,698
6,295	iShares Russell 1000 Value ETF	1,194,791
7,057	Real Estate Select Sector SPDR Fund	315,236
10,454	SPDR Portfolio S&P 500 ETF	705,750
4,357	Utilities Select Sector SPDR Fund	351,958
		4,925,596
	FIXED INCOME - 10.6%
9,171	iShares 20+ Year Treasury Bond ETF	899,675

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,902,156)	6,257,927

	TOTAL INVESTMENTS - 73.6% (Cost $5,902,156)	$6,257,927
	PUT OPTIONS WRITTEN - (1.0)% (Premiums received - $134,125)	(84,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.4%	2,331,581
	NET ASSETS - 100.0%	$8,504,758

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (1.0)%
	PUT OPTIONS WRITTEN - (1.0)%
10	S&P E-mini 1st Week Future	RJO	11/01/2024	$5,900	$2,907,125	$64,500
10	S&P E-mini 3rd Week Future	RJO	10/18/2024	5,740	2,907,125	20,250
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $134,125)					84,750

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
33	CBOE Volatility Index Future	RJO	10/16/2024	$621,803	$2,662
14	CBOE Volatility Index Future	RJO	03/19/2025	265,650	(1,190)
6	CBOT US Treasury Bond Future	RJO	12/20/2024	745,125	(3,039)
13	CME Australian Dollar Currency Future	RJO	12/17/2024	900,185	33,085
16	CME British Pound Currency Future	RJO	12/17/2024	1,337,400	28,600
25	CME Canadian Dollar Currency Future	RJO	12/18/2024	1,852,250	9,500
10	CME Euro Foreign Exchange Currency Future	RJO	12/17/2024	1,395,813	11,850
28	Micro E-mini Dow Jones Industrial Average Index Future	RJO	12/23/2024	597,002	11,453
10	Micro E-mini Nasdaq-100 Future	RJO	12/23/2024	405,225	9,989
36	Micro E-mini Russell 2000 Future	RJO	12/23/2024	404,856	7,722
22	Micro E-mini S&P 500 Future	RJO	12/23/2024	639,567	13,639
27	Three-Month SOFR Future	RJO	12/16/2025	6,543,112	12,937
	TOTAL LONG FUTURES CONTRACTS				$137,208

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
19	CBOE Volatility Index Future	RJO	01/23/2025	$352,463	$1,724
11	CBOE Volatility Index Future	RJO	04/17/2025	209,974	(1,283)
14	CBOE Volatility Index Future	RJO	11/21/2024	253,365	4,073
	TOTAL SHORT FUTURES CONTRACTS				$4,514

	TOTAL FUTURES CONTRACTS				$141,722

CBOE	- Chicago Board Options Exchange

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

RJO	- R.J. O’Brien & Associates, LLC.

SOFR	- Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 72.7%
	ALTERNATIVE - 11.2%
14,619	iMGP DBi Managed Futures Strategy ETF	$411,232

	EQUITY - 61.5%
7,973	iShares Emerging Markets Dividend ETF	228,825
4,765	Pacer US Small Cap Cash Cows 100 ETF	221,668
21,143	Return Stacked U.S. Stocks & Futures Yield ETF(a)	434,277
2,726	Schwab US Dividend Equity ETF	230,429
1,790	Vanguard High Dividend Yield ETF	229,478
3,122	Vanguard International High Dividend Yield ETF	229,217
4,976	WisdomTree Emerging Markets High Dividend Fund	218,994
6,514	WisdomTree US SmallCap Dividend Fund	224,668
8,746	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	235,180
		2,252,736

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,564,948)	2,663,968

	TOTAL INVESTMENTS - 72.7% (Cost $2,564,948)	$2,663,968
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $53,650)	(33,900)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.2%	1,032,532
	NET ASSETS - 100.0%	$3,662,600

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.9)%
	PUT OPTIONS WRITTEN - (0.9)%
4	S&P Emini 1st Week Future	RJO	11/01/2024	$5,900	$1,162,850	$25,800
4	S&P Emini 3rd Week Future	RJO	10/18/2024	5,740	1,162,850	8,100
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $53,650)					33,900

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
12	CBOE Volatility Index Future	RJO	10/16/2024	$226,110	$2,283
7	CBOE Volatility Index Future	RJO	03/19/2025	132,825	(595)
	TOTAL LONG FUTURES CONTRACTS				$1,688

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
9	CBOE Volatility Index Future	RJO	01/23/2025	$166,956	$817
6	CBOE Volatility Index Future	RJO	04/17/2025	114,531	(642)
6	CBOE Volatility Index Future	RJO	11/21/2024	108,585	1,018
4	ICE US mini MSCI EAFE Index Future	RJO	12/23/2024	497,560	(9,480)
7	ICE US MSCI Emerging Markets EM Index Future	RJO	12/23/2024	410,445	(26,350)
41	Micro E-mini Russell 2000 Future	RJO	12/23/2024	461,086	(8,795)
29	Micro E-mini S&P 500 Future	RJO	12/23/2024	843,067	(17,987)
	TOTAL SHORT FUTURES CONTRACTS				$(61,419)

	TOTAL FUTURES CONTRACTS				$(59,731)

CBOE	- Chicago Board Options Exchange

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

RJO	- R.J. O’Brien & Associates, LLC

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

PLANROCK ETFs
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	PlanRock Alternative	PlanRock Market
	Growth ETF	Neutral Income ETF
ASSETS
Investment securities:
Investments, At cost	$5,902,156	$2,564,948
Investments, At value	$6,257,927	$2,663,968
Cash	984,940	791,255
Cash at broker for futures	1,263,937	368,866
Dividends and interest receivable	—	697
Due from Adviser	14,078	5,735
Unrealized appreciation on futures contracts	147,234	4,118
Receivable for investments sold	72,625	29,050
TOTAL ASSETS	8,740,741	3,863,689

LIABILITIES
Options written, at value (Premiums received - $134,125 and $53,650, respectively)	84,750	33,900
Payable for investments purchased	65,000	26,000
Unrealized depreciation on futures contracts	5,512	63,849
Payable to related parties	24,870	21,338
Accrued expenses and other liabilities	55,851	56,002
TOTAL LIABILITIES	235,983	201,089
NET ASSETS	$8,504,758	$3,662,600

Net Assets Consist Of:
Paid in capital	$8,061,068	$3,712,595
Accumulated earnings (deficit)	443,690	(49,995)
NET ASSETS	$8,504,758	$3,662,600

Net Asset Value Per Share:
Net Assets	$8,504,758	$3,662,600
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	250,000	125,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$34.02	$29.30

See accompanying notes to financial statements.

PLANROCK ETFs
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024 (a)

	PlanRock Alternative	PlanRock Market
	Growth ETF	Neutral Income ETF
INVESTMENT INCOME
Dividends	$55,334	$61,640
Interest	2,435	2,784
TOTAL INVESTMENT INCOME	57,769	64,424

EXPENSES
Investment advisory fees	56,527	15,991
Administrative services	42,990	35,990
Accounting services fees	27,801	27,801
Professional fees	18,995	11,995
Audit fees	18,816	18,816
Legal fees	12,938	12,939
Trustees fees and expenses	12,938	12,938
Printing and postage expenses	11,761	11,761
Custodian fees	10,390	10,389
Transfer agent fees	7,331	7,331
Insurance expense	3,920	3,921
Other Expenses	13,721	13,721
TOTAL EXPENSES	238,128	183,593
Fees waived/reimbursed by the Adviser	(178,981)	(166,638)
NET EXPENSES	59,147	16,955

NET INVESTMENT INCOME (LOSS)	(1,378)	47,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	341,493	26,774
Investments	(116,051)	29,088
Futures	(197,784)	(225,369)
Future options purchased	(53)	(15)
Future options written	212,088	78,988
	239,693	(90,534)
Net change in unrealized appreciation (deprectiation):
Investments	355,771	99,020
Futures	141,722	(59,731)
Future options written	49,375	19,750
	546,868	59,039

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	786,561	(31,495)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$785,183	$15,974

(a)	The Funds commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2024 (a)
FROM OPERATIONS
Net investment loss	$(1,378)
Net realized gain on investments, futures, future options purchased & future options written	239,693
Net change in unrealized appreciation on investments, futures & future options written	546,868
Net increase in net assets resulting from operations	785,183

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,882,126
Cost of shares redeemed	(4,162,551)
Net increase in net assets resulting from shares of beneficial interest	7,719,575

TOTAL INCREASE IN NET ASSETS	8,504,758

NET ASSETS
Beginning of Period	—
End of Period	$8,504,758

SHARE ACTIVITY
Shares Sold	375,000
Shares Redeemed	(125,000)
Net increase in shares of beneficial interest outstanding	250,000

(a)	The Fund commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PLANROCK MARKET NEUTRAL INCOME ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2024 (a)
FROM OPERATIONS
Net investment income	$47,469
Net realized loss on investments, futures, future options purchased & future options written	(90,534)
Net change in unrealized appreciation on investments, futures & future options written	59,039
Net increase in net assets resulting from operations	15,974

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(39,195)
Net decrease in net assets resulting from distributions to shareholders	(39,195)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,434,191
Cost of shares redeemed	(748,370)
Net increase in net assets resulting from shares of beneficial interest	3,685,821

TOTAL INCREASE IN NET ASSETS	3,662,600

NET ASSETS
Beginning of Period	—
End of Period	$3,662,600

SHARE ACTIVITY
Shares Sold	150,000
Shares Redeemed	(25,000)
Net increase in shares of beneficial interest outstanding	125,000

(a)	The Fund commenced operations on December 18, 2023.

See accompanying notes to financial statements.

PLANROCK ALTERNATIVE GROWTH ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	September 30, 2024 (1)
Net asset value, beginning of period	$30.00
Activity from investment operations:
Net investment loss (2,7)	(0.01)
Net realized and unrealized gain on investments	4.03
Total from investment operations	4.02
Net asset value, end of period	$34.02
Market price, end of period	$34.09
Total return (3)	13.40	% (4)
Market price total return	13.63	% (4)
Net assets, at end of period (000s)	$8,505
Ratio of gross expenses to average net assets before waiver (6)	5.03	% (5)
Ratio of net expenses to average net assets after waiver (6)	1.25	% (5)
Ratio of net investment loss to average net assets (6,7)	(0.03	)% (5)
Portfolio Turnover Rate (8)	170	% (4)

(1)	The Fund commenced operations on December 18, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation/Redemption Units.

See accompanying notes to financial statements.

PLANROCK MARKET NEUTRAL INCOME ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	September 30, 2024 (1)
Net asset value, beginning of period	$30.00
Activity from investment operations:
Net investment income (2,7)	0.62
Net realized and unrealized loss on investments	(0.80)
Total from investment operations	(0.18)
Less distributions from:
Net investment income	(0.52)
Total distributions	(0.52)
Net asset value, end of period	$29.30
Market price, end of period	$29.32
Total return (3)	(0.58	)% (4)
Market price total return	(0.52	)% (4)
Net assets, at end of period (000s)	$3,663
Ratio of gross expenses to average net assets before waiver (6)	10.29	% (5)
Ratio of net expenses to average net assets after waiver (6)	0.95	% (5)
Ratio of net investment income to average net assets (6,7)	2.66	% (5)
Portfolio Turnover Rate (8)	49	% (4)

(1)	The Fund commenced operations on December 18, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation/Redemption Units.

See accompanying notes to financial statements.

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies. The investment objectives of the Funds are as follows:

PlanRock Alternative Growth ETF - seeks growth of principal.

PlanRock Market Neutral Income ETF - seeks income and capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller -sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open- end or closed-end investment companies (the “underlying funds”). Underlying open -end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Funds’ investments measured at fair value:

PlanRock Alternative Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,257,927	$—	$—	$6,257,927
Open Long Futures Contracts	$137,208	$—	$—	$137,208
Open Short Futures Contracts	4,514	—	—	4,514
Total	$6,399,649	$—	$—	$6,399,649
Liabilities *
Put Options Written	$84,750	$—	$—	$84,750
Total	$84,750	$—	$—	$84,750

PlanRock Market Neutral Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,663,968	$—	$—	$2,663,968
Open Long Futures Contracts	$1,688	$—	$—	$1,688
Total	$2,665,656	$—	$—	$2,665,656
Liabilities *
Put Options Written	$33,900	$—	$—	$33,900
Open Short Futures Contracts	$61,419	$—	$—	$61,419
Total	$95,319	$—	$—	$95,319

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to currency price risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man -made disasters; the spread of infectious illnesses or other public health issues; climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns or expected to be taken in the Funds’ September 30, 2024 year-end tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

PlanRock Investment Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the PlanRock Alternative Growth ETF computed and accrued daily and paid monthly at an annual rate of 1.20% of the PlanRock Alternative Growth ETF’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the PlanRock Market Neutral Income ETF pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.90% of the PlanRock Market Neutral Income ETF’s average daily net assets.

For the period ended September 30, 2024, the Advisor earned advisory fees as follows:

Advisory Fee
PlanRock Alternative Growth ETF	$56,527
PlanRock Market Neutral Income ETF	$15,991

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive its fees and reimburse expenses of each Fund, until at least December 11, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front- end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% and 0.95% of the PlanRock Alternative Growth ETF’s and PlanRock Market Neutral Income ETF’s net assets, respectively. This fee waiver and expense reimbursement are subject to possible recoupment from each Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. These waiver agreements may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

During the period ended September 30, 2024, the Advisor waived/reimbursed advisory fees pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
PlanRock Alternative Growth ETF	$178,981
PlanRock Market Neutral ETF	$166,638

The above-mentioned fees waived/reimbursed are recapturable though September 30, 2027.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets,

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

pursuant to Rule 12b- 1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment a the Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
PlanRock Alternative Growth ETF	$9,202,303	$7,734,838
PlanRock Market Neutral Income ETF	$1,166,380	$875,356

For the period ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
PlanRock Alternative Growth ETF	$8,368,356	$4,159,106
PlanRock Market Neutral Income ETF	$2,825,702	$607,640

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024.

PlanRock Alternative Growth ETF

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity Price Risk	Options written, at value	84,750

Currency Contracts/Currency Price Risk	Unrealized appreciation/depreciation on futures contracts	83,035
Equity Contracts/Equity Price Risk	Unrealized appreciation/depreciation on futures contracts	48,789
Interest Rate Contracts/Interest Rate Risk	Unrealized appreciation/depreciation on futures contracts	9,898
		141,722

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

PlanRock Market Neutral Income ETF

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options written at value	33,900
Equity Contract/Equity Price Risk	Unrealized appreciation/depreciation on futures contracts	(59,731)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended September 30, 2024.

PlanRock Alternative Growth ETF

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Currency Contracts/Currency Price Risk	$(177,380)	$83,035
Equity Contracts/Equity Price Risk	(18,468)	48,789
Interest Rate Contracts/Interest Rate Risk	(1,936)	9,898
	$(197,784)	$141,722

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contract/Equity Price Risk	$(53)	$—

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Future Options Written	Future Options Written
Equity Contracts/Equity Price Risk	$212,088	$49,375

PlanRock Market Neutral Income ETF

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(225,369)	$(59,731)

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contracts/Equity Price Risk	$(15)	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Future Options Written	On Future Options Written
Equity Contracts/Equity Price Risk	$78,988	$19,750

The notional value of the derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments (including open positions in options) in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
PlanRock Alternative Growth ETF	$5,817,458	$355,771	$(52)	$355,719
PlanRock Market Neutral Income ETF	$2,531,048	$119,433	$(20,413)	$99,020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended September 30, 2024 was as follows:

For the year ended September 30, 2024:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
PlanRock Alternative Growth ETF	$—	$—	$—	$—	$—
PlanRock Market Neutral Income ETF	39,195	—	—	—	39,195

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PlanRock Alternative Growth ETF	$—	$89,349	$(1,378)	$—	$—	355,719	$443,690
PlanRock Market Neutral Income ETF	8,274	—	(157,289)	—	—	99,020	(49,995)

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures and options.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The PlanRock Alternative Growth ETF incurred and elected to defer such late year losses of $1,378.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The PlanRock Market Neutral Income ETF incurred and elected to defer such late year losses of $157,289.

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, resulted in reclassifications for the tax year ended September 30, 2024, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
PlanRock Alternative Growth ETF	$341,493	$(341,493)
PlanRock Market Neutral Income ETF	26,774	(26,774)

PLANROCK ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in -kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	As a percentage of the amount invested.

For the period ended September 30, 2024, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
PlanRock Alternative Growth ETF	$2,500	$—
PlanRock Market Neutral Income ETF	$1,250	$—

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
PlanRock Alternative Growth ETF and PlanRock Market Neutral Income ETF	For the period from December 18, 2023 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania

November 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

PLANROCK ETFs
2024 TAX INFORMATION (Unaudited)
September 30, 2024

The PlanRock Market Neutral Income ETF intends to elect to pass through shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended September 30, 2024, were as follows:

For fiscal year ended September 30, 2024

Portfolio	Foreign Taxes Paid	Foreign Source Income
PlanRock Alternative Growth ETF	$—	$—
PlanRock Market Neutral Income ETF	0.0260	0.3139

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2024